Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of investments other than investments in related parties
Schedule I
Summary of investments other than investments in related parties
As at December 31, 2022

Amounts in EUR million	Cost 1)	Fair value	Book value

Shares:

Available-for-sale	192	195	195

Fair value through profit or loss	190	193	193

Bonds:

Available-for-sale and held-to-maturity:

US government	8,386	7,226	7,226

Dutch government	-	-	-

Other government	1,700	1,484	1,484

Mortgage backed	4,218	3,939	3,939

Asset backed	3,269	2,905	2,905

Corporate	42,507	37,538	37,538

Money market investments	5,511	5,514	5,514

Other	863	840	840

Subtotal	66,455	59,447	59,447

Bonds:

Fair value through profit or loss	466	554	554

Other investments at fair value through profit or loss	3,447	3,821	3,821

Mortgages	10,441	9,245	10,441

Private loans	27	27	27

Deposits with financial institutions	45	45	45

Policy loans	2,042	2,042	2,042

Other	-	-	-

Subtotal	12,556	11,359	12,556

Real estate:

Investments in real estate	-	59	59

Total	83,306	75,628	76,825

1	Cost is defined as original cost for available-for-sale shares and amortized cost for available-for-sale and held-to-maturity bonds